LEASES (Tables)	12 Months Ended
Dec. 31, 2019
Lessee Disclosure [Abstract]
Schedule of Supplemental Balance Sheet Information Related Operating Leases
Supplemental balance sheet information related to operating leases is as follows:
As of December 31, 2019
Operating lease ROU assets	$3,492
Operating lease liabilities, current	$919
Operating lease liabilities, long-term	$2,515
Weighted average remaining lease term (in years)	2.92
Weighted average discount rate	3.64%

Schedule of Maturities of Operating Lease Liabilities
Future lease payments under operating leases as of December 31, 2019, are as follows:
December 31,
2020	$1,052
2021	709
2022	467
2023	337
2024	307
2025 and thereafter	1,073

Total future lease payments	$3,945
Less: imputed interest	(511)

Total lease liability balance	$3,434